Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
On-balance sheet assets at carrying value
Securities	$ 161,401	$ 149,046
Loans	454,770
On-balance sheet liabilities at carrying value
Deposits	20,246	17,011
Derivatives	32,101	30,508
Single-seller and multi seller conduits [member]
On-balance sheet assets at carrying value
Securities	35
Loans	106
Assets	141	107
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	141
Liquidity, credit facilities and commitments	7,539
Maximum exposure to loss, net of hedges	7,680	8,497
Third-party structured vehicles [member]
On-balance sheet assets at carrying value
Securities	1,621
Loans	2,217
Assets	3,838	3,165
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	3,838
Liquidity, credit facilities and commitments	2,016
Maximum exposure to loss, net of hedges	5,854	5,682
CLO Warehouse Financing [member]
On-balance sheet assets at carrying value
Loans	3,245
Assets	3,245	395
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	3,245
Liquidity, credit facilities and commitments	921
Maximum exposure to loss, net of hedges	4,166	758
Other [member]
On-balance sheet assets at carrying value
Securities	393
Investments in equity-accounted associates and joint ventures	1
Assets	394	343
On-balance sheet liabilities at carrying value
Deposits	300
Derivatives	54
Liabilities	354	410
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	394
Notional of written derivatives, less fair value losses	33
Liquidity, credit facilities and commitments	129
Less: hedges of investments, loans and written derivatives exposure	(36)
Maximum exposure to loss, net of hedges	$ 520	$ 492